Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net income	$ 17,260		$ 10,894		$ 289
Other comprehensive (loss) income, net of tax:
Net unrealized holding (losses) gains arising during the period (net of taxes 2013: ($12,750); 2012: $1,758; 2011: $4,872)	(23,988)		3,413		9,457
Reclassification adjustment for net realized losses (gains) on securities recorded in income [1] (net of taxes 2013: $125; 2012: ($220); 2011: ($117))	233	[1]	(409)	[1]	(227)	[1]
Reclassification for OTTI credit losses recorded in income (net of taxes 2012: $227; 2011: $110)	0		422		214
Other comprehensive (loss) income	(23,755)		3,426		9,444
Total comprehensive (loss) income	$ (6,495)		$ 14,320		$ 9,733

[1]	[1] Amounts are included in net gains on sales/calls of securities on the Consolidated Statements of Income in total noninterest income.